UNITED STATES SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549


                                   FORM N-CSR


             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-750

Exact name of registrant as specified in charter: Delaware Group Equity Funds II

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2006

Item 1.

Semiannual Report                       Delaware
                                        Large Cap Value Fund
                                        May 31, 2006



                                        Value equity mutual funds


[DELAWARE LOGO]                        [LOGO] POWERED BY RESEARCH (R)

Table of contents

> Disclosure of Fund expenses .................................................1

> Sector allocation ...........................................................2

> Statement of net assets .....................................................3

> Statement of operations .....................................................5

> Statements of changes in net assets .........................................6

> Financial highlights ........................................................7

> Notes to financial statements ..............................................12

> Other Fund information .....................................................15

> About the organization .....................................................17

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2006 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period December1, 2005 to May 31, 2006


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2005 to May 31, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect, as applicable. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Large Cap Value Fund
Expense Analysis of an Investment of $1,000

                                                                                                  Expenses
                                                          Beginning     Ending                  Paid During
                                                           Account      Account     Annualized    Period
                                                            Value        Value        Expense    12/1/05 to
                                                           12/1/05      5/31/06        Ratio      5/31/06*
______________________________________________________________________________________________________________

Actual Fund Return

Class A                                                   $1,000.00    $1,057.50       1.17%       $6.00
Class B                                                    1,000.00     1,053.10       1.90%        9.73
Class C                                                    1,000.00     1,053.30       1.90%        9.73
Class R                                                    1,000.00     1,056.10       1.40%        7.18
Institutional Class                                        1,000.00     1,058.40       0.90%        4.62
______________________________________________________________________________________________________________

Hypothetical 5% return (5% return before expenses)

Class A                                                   $1,000.00    $1,019.10       1.17%       $5.89
Class B                                                    1,000.00     1,015.46       1.90%        9.55
Class C                                                    1,000.00     1,015.46       1.90%        9.55
Class R                                                    1,000.00     1,017.95       1.40%        7.04
Institutional Class                                        1,000.00     1,020.44       0.90%        4.53
______________________________________________________________________________________________________________

   * "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Sector allocation

> Delaware Large Cap Value Fund

As of May 31, 2006

Sector designations may be different than the sector designations presented in other Fund materials.

                                                                    Percentage
Sector                                                             of Net Assets
________________________________________________________________________________

Common Stock                                                            99.12%

Consumer Discretionary                                                   9.09%
Consumer Staples                                                        12.50%
Energy                                                                   5.82%
Financials                                                              23.43%
Health Care                                                             18.01%
Industrials                                                              6.12%
Information Technology                                                  12.00%
Materials                                                                2.95%
Telecommunication Services                                               6.13%
Utilities                                                                3.07%
________________________________________________________________________________

Securities Lending Collateral                                            4.56%
________________________________________________________________________________

Fixed Rate Notes                                                         1.23%
Variable Rate Notes                                                      3.33%
________________________________________________________________________________

Total Market Value of Securities                                       103.68%
________________________________________________________________________________

Obligation to Return Securities Lending Collateral                      (4.56%)
________________________________________________________________________________

Receivables and Other Assets Net of Liabilities                          0.88%
________________________________________________________________________________

Total Net Assets                                                       100.00%
________________________________________________________________________________

Statement of net assets

> Delaware Large Cap Value Fund

May 31, 2006 (Unaudited)

                                                                                Number of          Market
                                                                                  Shares           Value
______________________________________________________________________________________________________________

Common Stock - 99.12%
______________________________________________________________________________________________________________

Consumer Discretionary - 9.09%
     Gap                                                                        2,174,300       $   39,572,260
     Limited Brands                                                             1,472,600           39,995,816
     Mattel                                                                     2,423,000           40,730,630
                                                                                                ______________

                                                                                                   120,298,706
                                                                                                ______________
Consumer Staples - 12.50%
   * ConAgra Foods                                                              1,833,200           41,430,320
     Heinz (H.J.)                                                                 981,800           41,579,230
     Kimberly-Clark                                                               697,600           42,323,392
   * Safeway                                                                    1,703,200           40,161,456
                                                                                                ______________

                                                                                                   165,494,398
                                                                                                ______________
Energy - 5.82%
     Chevron                                                                      669,400           40,023,426
     ConocoPhillips                                                               584,600           36,999,334
                                                                                                ______________

                                                                                                    77,022,760
                                                                                                ______________
Financials - 23.43%
   * Allstate                                                                     733,600           40,355,336
     Aon                                                                          985,600           35,136,640
   * Chubb                                                                        781,700           39,499,301
     Hartford Financial Services Group                                            449,100           39,493,854
     Huntington Bancshares                                                      1,678,000           39,466,560
     Morgan Stanley                                                               625,100           37,268,462
     Wachovia                                                                     725,100           38,792,850
   * Washington Mutual                                                            873,300           40,093,203
                                                                                                ______________

                                                                                                   310,106,206
                                                                                                ______________
Health Care - 18.01%
     Abbott Laboratories                                                          934,200           39,890,340
     Baxter International                                                       1,052,200           39,667,940
     Bristol-Myers Squibb                                                       1,660,200           40,757,910
   * Merck & Co.                                                                1,187,800           39,541,862
     Pfizer                                                                     1,646,885           38,965,299
     Wyeth                                                                        866,000           39,610,840
                                                                                                ______________

                                                                                                   238,434,191
                                                                                                ______________
Industrials - 6.12%
     Donnelley (R.R.) & Sons                                                    1,245,000           40,064,100
     Waste Management                                                           1,118,200           40,948,484
                                                                                                ______________

                                                                                                    81,012,584
                                                                                                ______________
Information Technology - 12.00%
     Hewlett-Packard                                                            1,240,900           40,180,342
     Intel                                                                      2,158,900           38,903,378
     International Business Machines                                              497,200           39,726,280
   + Xerox                                                                      2,916,100           40,038,053
                                                                                                ______________

                                                                                                   158,848,053
                                                                                                ______________
Materials - 2.95%
     duPont (E.I.) deNemours                                                      916,600           38,982,998
                                                                                                ______________

                                                                                                    38,982,998
                                                                                                ______________
Telecommunication Services - 6.13%
     AT&T                                                                       1,599,100           41,672,546
     Verizon Communications                                                     1,263,900           39,446,319
                                                                                                ______________

                                                                                                    81,118,865
                                                                                                ______________

Utilities - 3.07%
   * Progress Energy                                                              965,200           40,577,008
                                                                                                ______________

                                                                                                    40,577,008
                                                                                                ______________

Total Common Stock (cost $1,233,066,108)                                                         1,311,895,769
                                                                                                ______________

Total Market Value of Securities
     Before Securities Lending - 99.12%
     (cost $1,233,066,108)                                                                       1,311,895,769
                                                                                                ______________

                                                                                Principal
                                                                                 Amount
______________________________________________________________________________________________________________

Securities Lending Collateral** - 4.56%
______________________________________________________________________________________________________________

Short-Term Investments - 4.56%
Fixed Rate Notes - 1.23%
     Calyon 5.05% 6/19/06                                                      $2,020,456            2,020,456
     Citigroup Global Markets
          5.10% 6/1/06                                                          9,461,000            9,461,000
     Deutsche Bank London
          5.00% 6/29/06                                                         2,331,296            2,331,296
     Washington Mutual Grand
          5.00% 6/30/06                                                         2,486,715            2,486,715
                                                                                                ______________

                                                                                                    16,299,467
                                                                                                ______________
~ Variable Rate Notes - 3.33%
     American Honda Finance
          5.07% 2/21/07                                                         1,398,777            1,398,777
     ANZ National 5.05% 7/2/07                                                    310,839              310,839
     Australia New Zealand 5.06% 7/2/07                                         1,554,197            1,554,197
     Bank of America 5.07% 2/23/07                                              2,020,456            2,020,456
     Bank of New York 5.07% 7/2/07                                              1,243,357            1,243,357
     Barclays New York 5.06% 5/18/07                                            2,020,456            2,020,456
     Bayerische Landesbank
          5.10% 8/25/06                                                         1,554,197            1,554,197
     Bear Stearns 5.13% 10/30/06                                                1,865,036            1,865,036
     BNP Paribas 5.14% 7/2/07                                                   1,554,197            1,554,197
     Canadian Imperial Bank
          5.06% 5/29/07                                                           777,098              777,098
     Canadian Imperial Bank
          5.07% 11/22/06                                                        1,554,197            1,554,197
     CDC Financial Products
          5.16% 6/30/06                                                         2,020,456            2,020,456
     Citigroup Global Markets
          5.13% 6/7/06                                                          2,020,456            2,020,456
     Commonwealth Bank 5.05% 7/2/07                                             1,554,197            1,554,197
     Goldman Sachs 5.20% 5/31/07                                                2,020,456            2,020,456
     Manufacturers & Traders
          5.07% 9/26/06                                                         1,554,191            1,554,070
     Marshall & Ilsley Bank 5.06% 7/2/07                                        1,709,617            1,709,617
     Merrill Lynch Mortgage Capital
          5.16% 6/7/06                                                          1,398,777            1,398,777
     Morgan Stanley 5.24% 5/31/07                                               1,927,204            1,927,204
     National Australia Bank 5.04% 3/7/07                                       1,927,204            1,927,204
     National City Bank 5.07% 3/2/07                                            1,865,210            1,865,733
     National Rural Utilities 5.07% 7/2/07                                      2,455,631            2,455,631


                                                               (continues)     3

Statement of net assets

> Delaware Large Cap Value Fund

                                                                                Principal           Market
                                                                                  Amount            Value
______________________________________________________________________________________________________________

Securities Lending Collateral (continued)
______________________________________________________________________________________________________________

~ Variable Rate Notes (continued)
     Nordea Bank New York
          5.06% 5/16/07                                                        $  777,097       $      777,060
     Nordea Bank Norge 5.06% 7/2/07                                             1,554,197            1,554,197
     Royal Bank of Scotland 5.07% 7/2/07                                        1,554,197            1,554,197
     Societe Generale 4.99% 7/2/07                                                777,098              777,098
     Toyota Motor Credit 5.05% 6/23/06                                          1,554,200            1,554,208
     Wells Fargo 5.07% 7/2/07                                                   1,554,197            1,554,197
                                                                                                ______________

                                                                                                    44,077,565
                                                                                                ______________

Total Securities Lending Collateral (cost $60,377,032)                                              60,377,032
                                                                                                ______________

Total Market Value of Securities - 103.68% (cost 1,293,443,140)                                 $1,372,272,801!

Obligation to Return Securities Lending Collateral - (4.56%)**                                     (60,377,032)

Receivables and Other
     Assets Net of Liabilities - 0.88%                                                              11,633,058
                                                                                                ______________
Net Assets Applicable to 71,102,617
     Shares Outstanding - 100.00%                                                               $1,323,528,827
                                                                                                ______________
Net Asset Value - Delaware Large Cap Value Fund
     Class A ($1,133,855,768 / 60,874,570 Shares)                                                       $18.63
                                                                                                        ______
Net Asset Value - Delaware Large Cap Value Fund
     Class B ($114,787,537 / 6,206,595 Shares)                                                          $18.49
                                                                                                        ______
Net Asset Value - Delaware Large Cap Value Fund
     Class C ($33,275,471 / 1,787,224 Shares)                                                           $18.62
                                                                                                        ______
Net Asset Value - Delaware Large Cap Value Fund
     Class R ($1,425,791 / 76,623 Shares)                                                               $18.61
                                                                                                        ______
Net Asset Value - Delaware Large Cap Value Fund
     Institutional Class ($40,184,260 / 2,157,605 Shares)                                               $18.62
                                                                                                        ______
Components of Net Assets at May 31, 2006:

Shares of beneficial interest
     (unlimited authorization - no par)                                                         $1,210,849,956
Undistributed net investment income                                                                  9,024,477
Accumulated net realized gain on investments                                                        24,824,733
Net unrealized appreciation of investments                                                          78,829,661
                                                                                                ______________

Total net assets                                                                                $1,323,528,827
                                                                                                ______________

   + Non-income producing security for the period ended May 31, 2006.

   ~ Variable rate security. The interest rate shown is the rate as of May 31, 2006.

   * Fully or partially on loan.

  ** See Note 7 in "Notes to Financial Statements."

   ! Includes $60,119,807 of securities loaned.


______________________________________________________________________________________________________________

______________________________________________________________________________________________________________

Net Asset Value and Offering Price per Share -
     Delaware Large Cap Value Fund

Net asset value Class A (A)                                                                             $18.63
Sales charge (5.75% of offering price) (B)                                                                1.14
                                                                                                        ______

Offering price                                                                                          $19.77
                                                                                                        ______

 (A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

 (B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement of operations

> Delaware Large Cap Value Fund

Six Months Ended May 31, 2006 (Unaudited)

Investment Income:

     Dividends                                                                $18,287,016
     Interest                                                                     466,067
     Securities lending income                                                     27,684          $18,780,767
                                                                              ___________          ___________
Expenses:

     Management fees                                                            4,130,563
     Distribution expenses - Class A                                            1,587,592
     Distribution expenses - Class B                                              627,288
     Distribution expenses - Class C                                              176,120
     Distribution expenses - Class R                                                3,886
     Dividend disbursing and transfer agent fees and expenses                   1,362,815
     Accounting and administration expenses                                       273,207
     Legal and professional fees                                                  109,833
     Reports and statements to shareholders                                        91,128
     Registration fees                                                             45,551
     Trustees' fees                                                                40,017
     Custodian fees                                                                21,051
     Insurance fees                                                                10,293
     Taxes (other than taxes on income)                                             6,816
     Pricing fees                                                                     119
     Other                                                                         28,121            8,514,400
                                                                              ___________
     Less waived distribution expenses - Class R                                                          (648)
     Less expense paid indirectly                                                                       (4,324)
                                                                                                   ___________
     Total operating expenses                                                                        8,509,428
                                                                                                   ___________

Net Investment Income                                                                               10,271,339
                                                                                                   ___________

Net Realized and Unrealized Gain on Investments:

     Net realized gain on investments                                                               57,276,286
     Net change in unrealized appreciation/depreciation of investments                               8,791,167
                                                                                                   ___________

Net Realized and Unrealized Gain on Investments                                                     66,067,453
                                                                                                   ___________

Net Increase in Net Assets Resulting from Operations                                               $76,338,792
                                                                                                   ___________

See accompanying notes

Statements of changes in net assets

> Delaware Large Cap Value Fund


                                                                             Six Months             Year
                                                                               Ended                Ended
                                                                              5/31/06              11/30/05
                                                                            (Unaudited)
Increase (Decrease) in Net Assets from Operations:

     Net investment income                                                 $   10,271,339       $   20,158,817
     Net realized gain on investments and foreign currencies                   57,276,286          204,724,799
     Net change in unrealized appreciation/depreciation of investments          8,791,167         (131,514,802)
                                                                           ______________       ______________

     Net increase in net assets resulting from operations                      76,338,792           93,368,814
                                                                           ______________       ______________

Dividends and Distributions to shareholders from:

     Net investment income:
          Class A                                                             (13,831,623)         (12,957,246)
          Class B                                                              (1,026,586)            (623,394)
          Class C                                                                (283,122)            (146,744)
          Class R                                                                 (11,971)              (8,599)
          Institutional Class                                                    (572,785)            (578,746)

     Net realized gain on investments:
          Class A                                                             (73,336,165)          (1,079,756)
          Class B                                                              (8,144,250)            (146,439)
          Class C                                                              (2,246,101)             (34,851)
          Class R                                                                 (66,060)              (1,113)
          Institutional Class                                                  (2,740,977)             (39,263)
                                                                           ______________       ______________

                                                                             (102,259,640)         (15,616,151)
                                                                           ______________       ______________
Capital Share Transactions:

     Proceeds from shares sold:
          Class A                                                              26,823,131           51,101,762
          Class B                                                               2,283,347            6,405,453
          Class C                                                               1,902,200            4,855,770
          Class R                                                                 368,316              248,793
          Institutional Class                                                   2,884,042            7,295,919

     Net asset value of shares issued upon reinvestment of dividends and distributions:
          Class A                                                              79,951,107           12,399,266
          Class B                                                               8,473,843              689,716
          Class C                                                               2,422,189              170,998
          Class R                                                                  78,031                9,702
          Institutional Class                                                   3,313,661              618,030
                                                                           ______________       ______________

                                                                              128,499,867           83,795,409
                                                                           ______________       ______________

     Cost of shares repurchased:
          Class A                                                            (128,188,486)        (204,123,054)
          Class B                                                             (29,738,394)         (63,861,325)
          Class C                                                              (6,549,277)         (13,338,432)
          Class R                                                                 (85,797)            (476,613)
          Institutional Class                                                  (9,918,241)         (47,816,912)
                                                                           ______________       ______________

                                                                             (174,480,195)        (329,616,336)
                                                                           ______________       ______________

Decrease in net assets derived from capital share transactions                (45,980,328)        (245,820,927)
                                                                           ______________       ______________

Net Decrease in Net Assets                                                    (71,901,176)        (168,068,264)

Net Assets:

     Beginning of period                                                    1,395,430,003        1,563,498,267
                                                                           ______________       ______________
     End of period (including undistributed net investment income
     of $9,024,477 and $13,245,379, respectively)                          $1,323,528,827       $1,395,430,003
                                                                           ______________       ______________

See accompanying notes

Financial highlights

> Delaware Large Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                             Six Months                          Year Ended
                                                                Ended    ___________________________________________________________
                                                              5/31/06(1)    11/30/05    11/30/04   11/30/03   11/30/02   11/30/01
                                                             (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                            $19.010      $18.030     $16.240    $14.320    $16.730     $16.770

Income (loss) from investment operations:

Net investment income(2)                                          0.146        0.271       0.204      0.205      0.170       0.182
Net realized and unrealized gain (loss) on investments
     and foreign currencies                                       0.888        0.917       1.802      1.835     (2.381)     (0.062)
                                                               ________      _______     _______    _______    _______     _______

Total from investment operations                                  1.034        1.188       2.006      2.040     (2.211)      0.120
                                                               ________      _______     _______    _______    _______     _______
Less dividends and distributions from:

Net investment income                                            (0.224)      (0.192)     (0.216)    (0.120)    (0.199)     (0.160)
Net realized gain on investments                                 (1.190)      (0.016)          -          -          -           -
                                                               ________      _______     _______    _______    _______     _______

Total dividends and distributions                                (1.414)      (0.208)     (0.216)    (0.120)    (0.199)     (0.160)
                                                               ________      _______     _______    _______    _______     _______

Net asset value, end of period                               $   18.630      $19.010   $  18.030    $16.240    $14.320     $16.730
                                                               ________      _______     _______    _______    _______     _______

Total return(3)                                                   5.75%        6.62%      12.44%      14.34%   (13.34%)      0.75%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                      $1,133,856   $1,177,317  $1,253,876   $895,108   $870,132  $1,132,147
Ratio of expenses to average net assets                           1.17%        1.15%       1.15%      1.20%      1.11%       1.07%
Ratio of expenses to average net assets prior
     to expense limitation and expenses paid indirectly           1.17%        1.15%       1.16%      1.20%      1.11%       1.07%
Ratio of net investment income to average net assets              1.58%        1.47%       1.18%      1.40%      1.10%       1.06%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly     1.58%        1.47%       1.17%      1.40%      1.10%       1.06%
Portfolio turnover                                                  29%         114%         70%        77%        99%        111%
____________________________________________________________________________________________________________________________________

 (1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

 (2) The average shares outstanding method has been applied for per share information.

 (3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes


                                                               (continues)     7

Financial highlights

> Delaware Large Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                             Six Months                          Year Ended
                                                                Ended    ___________________________________________________________
                                                              5/31/06(1)    11/30/05    11/30/04   11/30/03   11/30/02   11/30/01
                                                             (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                            $18.880      $17.910     $16.150    $14.240    $16.630     $16.690

Income (loss) from investment operations:

Net investment income(2)                                          0.079        0.137       0.077      0.096      0.054       0.054
Net realized and unrealized gain (loss) on investments
     and foreign currencies                                       0.871        0.912       1.789      1.821     (2.364)     (0.063)
                                                               ________      _______     _______    _______    _______     _______

Total from investment operations                                  0.950        1.049       1.866      1.917     (2.310)     (0.009)
                                                               ________      _______     _______    _______    _______     _______

Less dividends and distributions from:

Net investment income                                             0.150)      (0.063)     (0.106)    (0.007)    (0.080)     (0.051)
Net realized gain on investments                                 (1.190)      (0.016)          -          -          -           -
                                                               ________      _______     _______    _______    _______     _______

Total dividends and distributions                                (1.340)      (0.079)     (0.106)    (0.007)    (0.080)     (0.051)
                                                               ________      _______     _______    _______    _______     _______

Net asset value, end of period                                  $18.490      $18.880     $17.910    $16.150    $14.240     $16.630
                                                               ________      _______     _______    _______    _______     _______

Total return(3)                                                   5.31%       5.87%       11.60%     13.47%    (13.96%)     (0.05%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                        $114,788     $136,050    $184,203    $74,019    $75,707    $100,419
Ratio of expenses to average net assets                           1.90%        1.88%       1.89%      1.94%      1.86%       1.82%
Ratio of net investment income to average net assets              0.85%        0.74%       0.44%      0.66%      0.35%       0.31%
Portfolio turnover                                                  29%         114%         70%        77%        99%        111%
____________________________________________________________________________________________________________________________________

 (1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

 (2) The average shares outstanding method has been applied for per share information.

 (3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Financial highlights

> Delaware Large Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                             Six Months                          Year Ended
                                                                Ended    ___________________________________________________________
                                                              5/31/06(1)    11/30/05    11/30/04   11/30/03   11/30/02   11/30/01
                                                             (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                            $19.000      $18.020     $16.250    $14.320    $16.730     $16.780

Income (loss) from investment operations:

Net investment income(2)                                          0.079        0.136       0.076      0.095      0.054       0.053
Net realized and unrealized gain (loss) on investments
     and foreign currencies                                       0.881        0.923       1.800      1.842     (2.384)     (0.052)
                                                               ________      _______     _______    _______    _______     _______

Total from investment operations                                  0.960        1.059       1.876      1.937     (2.330)      0.001
                                                               ________      _______     _______    _______    _______     _______

Less dividends and distributions from:

Net investment income                                            (0.150)      (0.063)     (0.106)    (0.007)    (0.080)     (0.051)
Net realized gain on investments                                 (1.190)      (0.016)          -          -          -           -
                                                               ________      _______     _______    _______    _______     _______

Total dividends and distributions                                (1.340)      (0.079)     (0.106)    (0.007)    (0.080)     (0.051)
                                                               ________      _______     _______    _______    _______     _______

Net asset value, end of period                                  $18.620      $19.000     $18.020    $16.250    $14.320     $16.730
                                                               ________      _______     _______    _______    _______     _______

Total return(3)                                                   5.33%        5.89%      11.59%     13.53%    (14.00%)      0.02%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                         $33,275      $36,148     $42,371    $13,764    $11,098     $13,442
Ratio of expenses to average net assets                           1.90%        1.88%       1.89%      1.94%      1.86%       1.82%
Ratio of net investment income to average net assets              0.85%        0.74%       0.44%      0.66%      0.35%       0.31%
Portfolio turnover                                                  29%         114%         70%        77%        99%        111%
____________________________________________________________________________________________________________________________________

 (1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

 (2) The average shares outstanding method has been applied for per share information.

 (3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes


                                                               (continues)     9

Financial highlights

> Delaware Large Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                           Six Months        Year Ended      6/2/03(1)
                                                                              Ended    _____________________     to
                                                                            5/31/06(2)  11/30/05    1/30/04   11/30/03
                                                                           (Unaudited)
_________________________________________________________________________________________________________________________

Net asset value, beginning of period                                         $19.000     $18.010    $16.230    $15.150

Income (loss) from investment operations:

Net investment income(3)                                                       0.125       0.216      0.145      0.072
Net realized and unrealized gain (loss) on investments
     and foreign currencies                                                    0.884       0.915      1.809      1.063
                                                                            ________     _______    _______    _______

Total from investment operations                                               1.009       1.131      1.954      1.135
                                                                            ________     _______    _______    _______

Less dividends and distributions from:

Net investment income                                                         (0.209)     (0.125)    (0.174)    (0.055)
Net realized gain on investments                                              (1.190)     (0.016)         -          -
                                                                            ________     _______    _______    _______

Total dividends and distributions                                             (1.399)     (0.141)    (0.174)    (0.055)
                                                                            ________     _______    _______    _______

Net asset value, end of period                                               $18.610     $19.000    $18.010    $16.230
                                                                            ________     _______    _______    _______

Total return(4)                                                                5.61%       6.30%     12.11%      7.51%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                       $1,426      $1,078     $1,234       $654
Ratio of expenses to average net assets                                        1.40%       1.45%      1.49%      1.54%
Ratio of expenses to average net assets prior
     to expense limitation and expenses paid indirectly                        1.50%       1.48%      1.49%      1.54%
Ratio of net investment income to average net assets                           1.35%       1.17%      0.84%      0.91%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly                  1.25%       1.14%      0.84%      0.91%
Portfolio turnover                                                               29%        114%        70%        77%
_________________________________________________________________________________________________________________________

 (1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

 (2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

 (3) The average shares outstanding method has been applied for per share information.

 (4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

 Financial highlights


 Delaware Large Cap Value Fund Institutional Class




Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                             Six Months                          Year Ended
                                                                Ended    ___________________________________________________________
                                                              5/31/06(1)    11/30/05    11/30/04   11/30/03   11/30/02   11/30/01
                                                             (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                            $19.010      $18.030     $16.240    $14.320    $16.730     $16.770

Income (loss) from investment operations:

Net investment income(2)                                          0.171        0.321       0.248      0.242      0.209       0.224

Net realized and unrealized gain (loss) on investments
     and foreign currencies                                       0.879        0.912       1.805      1.835     (2.380)     (0.065)
                                                               ________      _______     _______    _______    _______     _______

Total from investment operations                                  1.050        1.233       2.053      2.077     (2.171)      0.159
                                                               ________      _______     _______    _______    _______     _______

Less dividends and distributions from:

Net investment income                                            (0.250)      (0.237)     (0.263)    (0.157)    (0.239)     (0.199)
Net realized gain on investments                                 (1.190)      (0.016)          -            -          -           -
                                                               ________      _______     _______    _______    _______     _______

Total dividends and distributions                                (1.440)      (0.253)     (0.263)    (0.157)    (0.239)     (0.199)
                                                               ________      _______     _______    _______    _______     _______

Net asset value, end of period                                  $18.620      $19.010     $18.030    $16.240    $14.320     $16.730
                                                               ________      _______     _______    _______    _______     _______

Total return(3)                                                   5.84%        6.88%      12.75%     14.64%    (13.11%)      1.00%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                         $40,184      $44,837     $81,814    $45,191    $32,928     $48,192
Ratio of expenses to average net assets                           0.90%        0.88%       0.89%      0.94%      0.86%       0.82%
Ratio of net investment income to average net assets              1.85%        1.74%       1.44%      1.66%      1.35%       1.31%
Portfolio turnover                                                  29%         114%         70%        77%        99%        111%
____________________________________________________________________________________________________________________________________

 (1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

 (2) The average shares outstanding method has been applied for per share information.

 (3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Notes to financial statements

> Delaware Large Cap Value Fund

May 31, 2006 (Unaudited)

Delaware Group Equity Funds II (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Value Fund and Delaware Value Fund. These financial statements and related notes pertain to Delaware Large Cap Value Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R)
Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investment, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of the investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. The Board of Trustees has adopted a formula for

Notes to financial statements

> Delaware Large Cap Value Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

calculating 12b-1 plan fees for the Fund's Class A shares that went into effect on May 2, 1994. The total 12b-1 fees to be paid by the Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to May 2, 1994 and 0.30% of the average daily net assets representing shares that were acquired on or after May 2, 1994. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rate described above. DDLP has contracted to limit distribution and service fees through March 31, 2007 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets.

At May 31, 2006, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                       $693,207
Dividend disbursing, transfer agent, accounting and
     administration fees and other expenses payable to DSC      261,338
Distribution fee payable to DDLP                                398,492
Other expenses payable to DMC and affiliates*                    50,700

   * DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services, including internal legal services provided to the Fund by DMC employees. For the six months ended May 31, 2006, the Fund was charged $28,553 for internal legal services provided by DMC.

For the six months ended May 31, 2006, DDLP earned $37,544 for commissions on sales of the Fund's Class A shares. For the six months ended May 31, 2006, DDLP received gross contingent deferred sales charge commissions of $22, $63,445 and 1,777 on redemption of the Fund's Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2006, the Fund made purchases of $195,195,997 and sales of $336,813,533 of investment securities other than short-term investments.

At May 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2006, the cost of investments was $1,296,162,527 At May 31, 2006, net unrealized appreciation was $76,110,274, of which $116,286,879 related to unrealized appreciation of investments and $40,176,605 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2006 and the year ended November 30, 2005 was as follows:

                                   Six Months                    Year
                                     Ended                      Ended
                                    5/31/06*                  11/30/05
                                  ____________              ___________

Ordinary income                   $ 14,492,241              $14,314,729
Long-term capital gain              87,767,399                1,301,422
                                  ____________              ___________

Total                             $102,259,640              $15,616,151
                                  ____________              ___________

   * Tax information for the six months ended May 31, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2006, the estimated components of net assets on a tax basis were as follows:

  Shares of beneficial interest                          $1,210,849,956
  Undistributed ordinary income                               9,024,477
  Six month period realized gains                            56,611,546
* Capital Loss carryforwards                                (29,067,426)
  Unrealized appreciation of investments                     76,110,274
                                                         ______________

  Net assets                                             $1,323,528,827
                                                         ______________

   * The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the Fund merger with Delaware Core Equity Fund, Delaware Devon Fund and Delaware Growth and Income Fund.

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income                        $ 1,233,846
Accumulated net realized gain (loss)                        (1,233,846)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2005 will expire as follows: $11,712,603 expires in 2010 and $17,354,823 expires in 2011.

For the six months ended May 31, 2006, the Fund had capital gains of $56,611,546 which may reduce the capital loss carryforwards.


                                                              (continues)     13

Notes to financial statements

> Delaware Large Cap Value Fund

5. Capital Shares

Transactions in capital shares were as follows:

                                                                               Six Months          Year
                                                                                  Ended           Ended
                                                                                 5/31/06        11/30/05
Shares sold:
     Class A                                                                    1,427,709       2,755,413
     Class B                                                                      124,268         349,639
     Class C                                                                      102,751         263,187
     Class R                                                                       20,151          13,486
     Institutional Class                                                          154,675         396,129

Shares issued upon reinvestment of
     dividends and distributions:
     Class A                                                                    4,461,470         669,440
     Class B                                                                      475,814          37,467
     Class C                                                                      135,167           9,230
     Class R                                                                        4,357             524
     Institutional Class                                                          184,955          33,389
                                                                               __________       __________

                                                                                7,091,317        4,527,904
                                                                               __________       __________
Shares repurchased:
     Class A                                                                   (6,947,230)     (11,031,811)
     Class B                                                                   (1,600,415)      (3,463,042)
     Class C                                                                     (353,716)        (720,168)
     Class R                                                                       (4,614)         (25,807)
     Institutional Class                                                         (540,746)      (2,609,454)
                                                                               __________       __________

                                                                               (9,446,721)     (17,850,282)
                                                                               __________       __________

Net Decrease                                                                   (2,355,404)     (13,322,378)
                                                                               __________       __________

For the six months ended May 31, 2006 and the year ended November 30, 2005, 648,384 Class B shares were converted to 643,595 Class A shares valued at $12,201,493 and 1,213,157 Class B shares were converted to 1,204,855 Class A shares valued at $22,483,395, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Investments(R)
Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of May 31, 2006, or at any time during the period.

7. Securities Lending

The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At May 31, 2006, the market value of the securities on loan was $60,119,807, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. Credit and Market Risk

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At May 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Other Fund information

Board Consideration of Delaware Large Cap Value Fund Investment Advisory
Agreement

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Large Cap Value Fund (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Fund policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

Nature, Extent and Quality of Service. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment advisor and management's efforts to strengthen and deepen portfolio management teams during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange investments between the same class of shares of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments. Investment Performance. The Board considered the investment performance of DMC and the Fund. The Board was pleased with DMC's investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest performance is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three, five and 10-year periods, ended January 31, 2006. The Board noted its objective that the Fund's performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board's view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional large cap value funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one and three year periods was in the fourth quartile of such Performance Universe. The report further showed that the Fund's total return for the five and 10 year periods was in the third quartile. The Board noted that the Fund's performance results were not in line with the Board's stated objective. In evaluating the Fund's performance, the Board considered the new investment team assigned to the Fund in late March 2005. At that time management proposed, and the Board approved, modifications to the Fund's objective, policies and strategies in order to take advantage of the new team's investment approach. Fund Management believed that, over time, the new investment team's disciplined value investment style would enhance the Fund's performance potential. The Board was pleased with management's efforts to enhance Fund performance and expressed confidence in the new team and its philosophy and processes.

Comparative Expenses. The Board considered expense data for the Delaware Investments(R) Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Funds. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Fund and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board's view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund's management fee, but noted that the Fund's total expenses were not in line with the Board's stated objective. In evaluating total expenses, the Board considered recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management's efforts to improve the Fund's total expense ratio and bring it in line with the Board's objective.

Management Profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationships with the Fund and the Delaware Investments Family of Funds required negotiation of reduction of fees.

Economies Of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Fund's management contract fell within the standard structure. The Board also noted that the Fund's assets exceeded the second breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

About the organization

This semiannual report is for the information of Delaware Large Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Large Cap Value Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


Board of trustees

Jude T. Driscoll

Chairman
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett

Private Investor
Rosemont, PA

John A. Fry

President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr

Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth

Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven

Owner - ARL Associates, Financial
and Strategic Consultants
Washington, DC

Thomas F. Madison

President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans

Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher

Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

Michael P. Bishof

Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

David F. Connor

Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor

Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor

Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager

Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor

Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing and transfer agent

Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders

800 523-1918

For securities dealers and financial
institutions representatives only

800 362-7500

Web site

www.delawareinvestments.com


Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

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you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

   o Hassle-Free Investing - Make online purchases and redemptions at any
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     1040 tax return. Available only with Turbo Tax(R) Online(SM) and
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   o Less Mail Clutter - Get instant access to your fund materials online with) Delaware eDelivery.

Register for Account Access today! Visit www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.


[DELAWARE LOGO]


(572)                                                         Printed in the USA
SA-001 [5/06] CGI 7/06                                     MF-06-06-040  PO11111

Semiannual Report                      Delaware
                                       Value Fund
                                       May 31, 2006



                                       Value equity mutual funds


[DELAWARE LOGO]                        [LOGO] POWERED BY RESEARCH (R)

Table of contents

> Disclosure of Fund expenses .................................................1

> Sector allocation ...........................................................2

> Statement of net assets .....................................................3

> Statement of operations .....................................................5

> Statements of changes in net assets .........................................6

> Financial highlights ........................................................7

> Notes to financial statements ..............................................11

> Other Fund information .....................................................14

> About the organization .....................................................16



Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2006 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period December 1, 2005 to May 31, 2006

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2005 to May 31, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Value Fund
Expense Analysis of an Investment of $1,000


                                                                 Expenses
                         Beginning       Ending                 Paid During
                          Account        Account   Annualized     Period
                           Value          Value      Expense    12/1/05 to
                          12/1/05        5/31/06      Ratio      5/31/06*
________________________________________________________________________________

Actual Fund Return

Class A                  $1,000.00      $1,059.90      1.00%      $5.14
Class B                   1,000.00       1,055.50      1.75%       8.97
Class C                   1,000.00       1,056.40      1.75%       8.97
Class R                   1,000.00       1,058.60      1.25%       6.42
Institutional Class       1,000.00       1,061.70      0.75%       3.86
________________________________________________________________________________

Hypothetical 5% Return (5% return before expenses)

Class A                  $1,000.00      $1,019.95      1.00%      $5.04
Class B                   1,000.00       1,016.21      1.75%       8.80
Class C                   1,000.00       1,016.21      1.75%       8.80
Class R                   1,000.00       1,018.70      1.25%       6.29
Institutional Class       1,000.00       1,021.19      0.75%       3.78
________________________________________________________________________________

   * "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Sector allocation

Delaware Value Fund

As of May 31, 2006


Sector designations may be different than the sector designations presented in other Fund materials.


                                                                   Percentage
Sector                                                           of Net Assets
________________________________________________________________________________

Common Stock                                                        97.54%

Consumer Discretionary                                               9.36%
Consumer Staples                                                    12.43%
Energy                                                               5.77%
Financials                                                          23.61%
Health Care                                                         17.30%
Industrials                                                          5.94%
Information Technology                                              11.40%
Materials                                                            2.88%
Telecommunications                                                   5.81%
Utilities                                                            3.04%
________________________________________________________________________________

Repurchase Agreements                                                1.88%
________________________________________________________________________________

Total Market Value of Securities                                    99.42%
________________________________________________________________________________

Receivables and Other Assets Net of Liabilities                      0.58%
________________________________________________________________________________

Total Net Assets                                                   100.00%
________________________________________________________________________________

Statement of net assets

Delaware Value Fund

May 31, 2006 (Unaudited)


                                            Number of            Market
                                             Shares              Value
________________________________________________________________________________

Common Stock - 97.54%
________________________________________________________________________________

Consumer Discretionary - 9.36%
  Gap                                        587,000         $ 10,683,400
  Limited Brands                             413,000           11,217,080
  Mattel                                     665,900           11,193,779
                                                             ____________

                                                               33,094,259
                                                             ____________
Consumer Staples - 12.43%
  ConAgra Foods                              510,400           11,535,040
  Heinz (H.J.)                               270,600           11,459,910
  Kimberly-Clark                             175,000           10,617,250
  Safeway                                    438,000           10,328,040
                                                             ____________

                                                               43,940,240
                                                             ____________
Energy - 5.77%
  Chevron                                    172,400           10,307,796
  ConocoPhillips                             159,200           10,075,768
                                                             ____________

                                                               20,383,564
                                                             ____________
Financials - 23.61%
  Allstate                                   200,600           11,035,006
  Aon                                        251,500            8,965,975
  Chubb                                      213,000           10,762,890
  Hartford Financial Services Group          125,500           11,036,470
  Huntington Bancshares                      431,500           10,148,880
  Morgan Stanley                             166,000            9,896,920
  Wachovia                                   196,800           10,528,800
  Washington Mutual                          240,600           11,045,946
                                                             ____________

                                                               83,420,887
                                                             ____________
Health Care - 17.30%
  Abbott Laboratories                        243,500           10,397,450
  Baxter International                       273,500           10,310,950
  Bristol-Myers Squibb                       436,100           10,706,255
  Merck & Co.                                299,600            9,973,684
  Pfizer                                     415,300            9,825,998
  Wyeth                                      217,200            9,934,728
                                                             ____________

                                                               61,149,065
                                                             ____________
Industrials - 5.94%
  Donnelley (R.R.) & Sons                    324,700           10,448,846
  Waste Management                           288,200           10,553,884
                                                             ____________

                                                               21,002,730
                                                             ____________
Information Technology - 11.40%
  Hewlett-Packard                            313,700           10,157,606
  Intel                                      552,000            9,947,040
  International Business Machines            125,600           10,035,440
 +Xerox                                      740,200           10,162,946
                                                             ____________

                                                               40,303,032
                                                             ____________
Materials - 2.88%
  duPont (E.I.) deNemours                    239,000           10,164,670
                                                             ____________

                                                               10,164,670
                                                             ____________
Telecommunications - 5.81%
  AT&T                                       395,800           10,314,548
  Verizon Communications                     327,200           10,211,912
                                                             ____________

                                                               20,526,460
                                                             ____________
Utilities - 3.04%
  Progress Energy                            255,500           10,741,220
                                                             ____________

                                                               10,741,220
                                                             ____________

Total Common Stock (cost $323,108,379)                        344,726,127
                                                             ____________


                                            Principal
                                             Amount
________________________________________________________________________________

Repurchase Agreements - 1.88%
________________________________________________________________________________

  With BNP Paribas 4.88% 6/1/06
   (dated 5/31/06, to be repurchased
   at $4,167,565, collateralized by
   $1,557,000 U.S. Treasury Notes
   2.375% due 8/31/06, market
   value $1,555,901, $1,206,000
   U.S. Treasury Notes 2.75%
   due 7/31/06, market value
   $1,213,092, $923,000
   U.S. Treasury Notes 2.875% due
   11/30/06, market value $913,529
   and $533,000 U.S. Treasury Notes
   6.50% due 2/15/10, market
   value $570,236)                        $4,167,000            4,167,000
  With Cantor Fitzgerald
   4.88% 6/1/06 (dated 5/31/06, to
   be repurchased at $2,459,333,
   collateralized by $1,069,000
   U.S. Treasury Notes 2.50% due
   9/30/06, market value
   $1,065,397, $1,069,000
   U.S. Treasury Notes 3.50%
   due 11/15/06, market value
   $1,064,101 and $362,000
   U.S. Treasury Notes 6.00% due
   8/15/09, market value $379,372)         2,459,000            2,459,000
                                                             ____________
Total Repurchase Agreements
  (cost $6,626,000)                                             6,626,000
                                                             ____________
Total Market Value of Securities - 99.42%
  (cost $329,734,379)                                         351,352,127

Receivables and Other Assets
  Net of Liabilities - 0.58%                                    2,057,653
                                                             ____________
Net Assets Applicable to 29,817,151 Shares
  Outstanding - 100.00%                                      $353,409,780
                                                             ____________


                                                               (continues)     3

Statement of net assets

Delaware Value Fund

________________________________________________________________________________
________________________________________________________________________________

Net Asset Value - Delaware Value Fund Class A
  ($152,229,034 / 12,841,570 Shares)                               $11.85
                                                                   ______
Net Asset Value - Delaware Value Fund Class B
  ($7,603,706 / 644,153 Shares)                                    $11.80
                                                                   ______
Net Asset Value - Delaware Value Fund Class C
  ($27,088,978 / 2,293,536 Shares)                                 $11.81
                                                                   ______
Net Asset Value - Delaware Value Fund Class R
  ($11.80 / 1 Share)                                               $11.80
                                                                   ______
Net Asset Value - Delaware Value Fund Institutional Class
  ($166,488,050 / 14,037,891 Shares)                               $11.86
                                                                   ______
Components of Net Assets at May 31, 2006:

Shares of beneficial interest
  (unlimited authorization - no par)                         $322,374,037
Undistributed net investment income                             2,769,478
Accumulated net realized gain on investments                    6,648,517
Net unrealized appreciation of investment                      21,617,748
                                                             ____________

Total net assets                                             $353,409,780
                                                             ____________

+Non-income producing security for the period ended May 31, 2006.

Net Asset Value and offering price per Share - Delaware Value Fund

Net asset value Class A (A)                                        $11.85
Sales charge (5.75% of offering price) (B)                           0.72
                                                                   ______

Offering Price                                                     $12.57
                                                                   ______

 (A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

 (B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement of operations

Delaware Value Fund

Six Months Ended May 31, 2006 (Unaudited)


Investment Income:

  Dividends                                                         $4,241,015
  Interest                                                             273,310           $ 4,514,325
                                                                    __________           ___________

Expenses:

  Management fees                                                    1,040,554
  Distribution expenses - Class A                                      194,094
  Distribution expenses - Class B                                       36,952
  Distribution expenses - Class C                                      119,848
  Dividend disbursing and transfer agent fees and expenses             137,393
  Accounting and administration expenses                                64,319
  Registration fees                                                     41,248
  Legal and professional fees                                           21,259
  Reports and statements to shareholders                                15,515
  Trustees' fees                                                         8,369
  nsurance fees                                                          7,214
  Custodian fees                                                         4,109
  Taxes (other than taxes on income)                                     1,152
  Pricing fees                                                             121
  Other                                                                  8,755             1,700,902
                                                                    __________
  Less expenses absorbed or waived                                                          (151,547)
  Less waiver of distribution expenses - Class A                                             (32,349)
  Less expense paid indirectly                                                                  (834)
                                                                                          __________

  Total operating expenses                                                                 1,516,172
                                                                                          __________

Net Investment Income                                                                      2,998,153
                                                                                          __________

Net Realized and Unrealized Gain on Investments:

  Net realized gain on investments                                                         7,065,422
  Net change in unrealized appreciation/depreciation of investments                        7,609,118

                                                                                          __________

Net Realized and Unrealized Gain on Investments                                           14,674,540
                                                                                          __________

Net Increase in Net Assets Resulting from Operations                                     $17,672,693
                                                                                          __________

See accompanying notes


Statements of changes in net assets

Delaware Value Fund


                                                                                    Six Months                    Year
                                                                                      Ended                      Ended
                                                                                     5/31/06                   11/30/05
                                                                                   (Unaudited)

Increase in Net Assets from Operations:

  Net investment income                                                              $ 2,998,153              $ 3,374,739
  Net realized gain on investments                                                     7,065,422                1,841,960
  Net change in unrealized appreciation/depreciation of investments                    7,609,118                8,331,399
                                                                                     ___________              ___________

  Net increase in net assets resulting from operations                                17,672,693               13,548,098
                                                                                     ___________              ___________
Dividends and Distributions to Shareholders from:

  Net investment income:
   Class A                                                                            (1,180,873)                 (60,408)
   Class B                                                                               (23,870)                  (1,173)
   Class C                                                                               (74,499)                  (1,852)
   Institutional Class                                                                (1,963,821)              (1,154,816)

  Net realized gain on investments:
   Class A                                                                              (687,229)                (246,384)
   Class B                                                                               (41,336)                 (60,851)
   Class C                                                                              (129,011)                (96,014)
   Institutional Class                                                                  (917,311)              (3,613,777)
                                                                                     ___________              ___________

                                                                                     (5,017,950)              (5,235,275)
                                                                                     ___________              ___________
Capital Share Transactions:

  Proceeds from shares sold:
   Class A                                                                            49,667,771              101,212,046
   Class B                                                                             2,393,038                5,274,458
   Class C                                                                             7,959,930               16,892,749
   Class R                                                                                     -                       11
   Institutional Class                                                                18,710,870               76,194,727

  Net asset value of shares issued upon reinvestment of dividends and distributions:
   Class A                                                                             1,758,516                  277,187
   Class B                                                                                61,146                   58,141
   Class C                                                                               183,652                   81,678
   Institutional Class                                                                 2,878,965                4,766,157
                                                                                     ___________              ___________

                                                                                     83,613,888               204,757,154
                                                                                     ___________              ___________
  Cost of shares repurchased:
   Class A                                                                            (8,348,000)              (4,742,223)
   Class B                                                                            (1,685,159)                (591,848)
   Class C                                                                            (1,683,561)                (466,091)
   Institutional Class                                                                (8,155,938)             (10,045,691)
                                                                                     ___________              ___________

                                                                                     (19,872,658)             (15,845,853)
                                                                                     ___________              ___________

Increase in net assets derived from capital share transactions                        63,741,230              188,911,301
                                                                                     ___________              ___________

Net Increase in Net Assets                                                            76,395,973              197,224,124

Net Assets:

  Beginning of period                                                                277,013,807               79,789,683
                                                                                     ___________              ___________
  End of period (including undistributed net investment income of
    $2,769,478 and $3,011,696, respectively)                                        $353,409,780             $277,013,807
                                                                                     ___________              ___________
See accompanying notes


Financial highlights

Delaware Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                              Six Months                   Year Ended
                                                                Ended      __________________________________________________
                                                             5/31/06(1)    11/30/05  11/30/04  11/30/03  11/30/02    11/30/01
                                                             (Unaudited)
_____________________________________________________________________________________________________________________________

Net asset value, beginning of period                           $11.370     $10.760    $9.480    $8.300    $9.490     $10.150

Income (loss) from investment operations:

Net investment income(2)                                         0.107       0.220     0.134     0.110     0.113       0.116
Net realized and unrealized gain (loss) on investments           0.566       0.842     1.240     1.151    (1.231)     (0.309)
                                                               _______     _______   _______    ______    ______      ______

Total from investment operations                                 0.673       1.062     1.374     1.261    (1.118)     (0.193)
                                                               _______     _______   _______    ______    ______      ______
Less dividends and distributions from:

Net investment income                                           (0.122)     (0.089)   (0.094)   (0.081)   (0.072)     (0.103)
Net realized gain on investments                                (0.071)     (0.363)        -         -         -      (0.364)
                                                               _______     _______   _______    ______    ______      ______

Total dividends and distributions                               (0.193)     (0.452)   (0.094)   (0.081)   (0.072)     (0.467)
                                                               _______     _______   _______    ______    ______      ______

Net asset value, end of period                                 $11.850     $11.370   $10.760    $9.480    $8.300      $9.490
                                                               _______     _______   _______    ______    ______      ______

Total return(3)                                                  5.99%      10.11%    14.59%    15.37%   (11.88%)     (2.11%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                       $152,229    $104,140    $6,846      $717       $42         $22
Ratio of expenses to average net assets                          1.00%       1.01%     1.00%     1.00%     1.03%       0.75%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                        1.14%       1.11%     1.17%     1.26%     1.60%       1.08%
Ratio of net investment income to average net assets             1.82%       1.98%     1.32%     1.29%     1.27%       1.18%
Ratio of net investment income to average net assets prior to
  expense limitation and expenses paid indirectly                1.68%       1.88%     1.15%     1.03%     0.70%       0.85%
Portfolio turnover                                                 22%         26%      128%      101%       61%        101%

___________________________________________________________________________________________________________________________

 (1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

 (2) The average shares outstanding method has been applied for per share information.

 (3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes



                                                               (continues)     7

Financial highlights

Delaware Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                             Six Months              Year Ended            5/1/02(2)
                                                               Ended     _______________________________      to
                                                             5/31/06(1)  11/30/05   11/30/04    11/30/03   11/30/02
                                                            (Unaudited)
_____________________________________________________________________________________________________________________

Net asset value, beginning of period                           $11.290    $10.680     $9.420      $8.310     $9.700

Income (loss) from investment operations:

Net investment income(3)                                         0.063      0.137      0.058       0.044      0.030
Net realized and unrealized gain (loss) on investments           0.559      0.843      1.229       1.147     (1.420)
                                                               _______    _______    _______      ______     _______

Total from investment operations                                 0.622      0.980      1.287       1.191     (1.390)
                                                               _______    _______    _______      ______     _______
Less dividends and distributions from:

Net investment income                                           (0.041)    (0.007)    (0.027)     (0.081)         -
Net realized gain on investments                                (0.071)    (0.363)         -           -          -
                                                               _______    _______    _______      ______     _______

Total dividends and distributions                               (0.112)    (0.370)    (0.027)     (0.081)         -
                                                               _______    _______    _______      ______     _______

Net asset value, end of period                                 $11.800    $11.290    $10.680      $9.420     $8.310
                                                               _______    _______    _______      ______     _______

Total return(4)                                                  5.55%      9.35%     13.69%      14.50%    (14.33%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                         $7,604     $6,516     $1,518        $383        $13
Ratio of expenses to average net assets                          1.75%      1.76%      1.75%       1.75%      1.93%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                        1.84%      1.81%      1.87%       1.96%      2.62%
Ratio of net investment income to average net assets             1.07%      1.23%      0.57%       0.54%      0.59%
Ratio of net investment income to average net assets prior to
  expense limitation and expenses paid indirectly                0.98%      1.18%      0.45%       0.33%     (0.10%)
Portfolio turnover                                                22%         26%       128%        101%        61%

_____________________________________________________________________________________________________________________

 (1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

 (2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

 (3) The average shares outstanding method has been applied for per share information.

 (4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
     Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes


Delaware Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                             Six Months              Year Ended            5/1/02(2)
                                                               Ended     _______________________________      to
                                                             5/31/06(1)  11/30/05   11/30/04    11/30/03   11/30/02
                                                            (Unaudited)
_____________________________________________________________________________________________________________________

Net asset value, beginning of period                           $11.290    $10.690     $9.420      $8.280     $9.700

Income (loss) from investment operations:

Net investment income(3)                                         0.063      0.138      0.062       0.044      0.032
Net realized and unrealized gain (loss) on investments           0.569      0.832      1.235       1.155     (1.452)
                                                               _______    _______    _______      ______     _______

Total from investment operations                                 0.632      0.970      1.297       1.199     (1.420)
                                                               _______    _______    _______      ______     _______
Less dividends and distributions from:

Net investment income                                           (0.041)    (0.007)    (0.027)     (0.059)         -
Net realized gain on investments                                (0.071)    (0.363)         -           -          -
                                                               _______    _______    _______      ______     _______

Total dividends and distributions                               (0.112)    (0.370)    (0.027)     (0.059)         -
                                                               _______    _______    _______      ______     _______

Net asset value, end of period                                 $11.810    $11.290    $10.690      $9.420     $8.280
                                                               _______    _______    _______      ______     _______

Total return(4)                                                  5.64%      9.25%     13.80%      14.60%    (14.64%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                        $27,089    $19,597     $2,477        $133        $27
Ratio of expenses to average net assets                          1.75%      1.76%      1.75%       1.75%      1.93%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                        1.84%      1.81%      1.87%       1.96%      2.62%
Ratio of net investment income to average net assets             1.07%      1.23%      0.57%       0.54%      0.59%
Ratio of net investment income to average net assets prior to
  expense limitation and expenses paid indirectly                0.98%      1.18%      0.45%       0.33%     (0.10%)
Portfolio turnover                                                 22%        26%       128%        101%        61%

_____________________________________________________________________________________________________________________

 (1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

 (2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

 (3) The average shares outstanding method has been applied for per share information.

 (4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
     Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes



                                                                   (continues) 9

Financial highlights

Delaware Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                             Six Months                   Year Ended
                                                               Ended     __________________________________________________
                                                            5/31/06(1)   11/30/05  11/30/04  11/30/03  11/30/02    11/30/01
                                                            (Unaudited)
__________________________________________________________________________________________________________________________

Net asset value, beginning of period                           $11.390    $10.780    $9.500    $8.310    $9.490     $10.150

Income (loss) from investment operations:

Net investment income(2)                                         0.121      0.243     0.160     0.132     0.126       0.116
Net realized and unrealized gain (loss) on investments           0.572      0.846     1.237     1.155    (1.234)     (0.309)
                                                               _______    _______   _______    ______    ______      ______

Total from investment operations                                 0.693      1.089     1.397     1.287    (1.108)     (0.193)
                                                               _______    _______   _______    ______    ______      ______
Less dividends and distributions from:

Net investment income                                           (0.152)    (0.116)   (0.117)   (0.097)   (0.072)     (0.103)
Net realized gain on investments                                (0.071)    (0.363)        -         -         -      (0.364)
                                                               _______    _______   _______    ______    ______      ______

Total dividends and distributions                               (0.223)    (0.479)   (0.117)   (0.097)   (0.072)     (0.467)
                                                               _______    _______   _______    ______    ______      ______

Net asset value, end of period                                 $11.860    $11.390   $10.780    $9.500    $8.310     $9.490
                                                               _______    _______   _______    ______    ______      ______

Total return(3)                                                  6.17%     10.37%    14.83%    15.70%   (11.77%)     (2.11%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                       $166,488   $146,761   $68,949   $41,047   $23,276     $13,980
Ratio of expenses to average net assets                          0.75%      0.76%     0.75%     0.75%     0.87%       0.75%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                        0.84%      0.81%     0.87%     0.96%     1.30%       0.78%
Ratio of net investment income to average net assets             2.07%      2.23%     1.57%     1.54%     1.43%       1.18%
Ratio of net investment income to average net assets prior to
 expense limitation and expenses paid indirectly                 1.98%      2.18%     1.45%     1.33%     1.00%       1.15%
Portfolio turnover                                                 22%        26%      128%      101%       61%        101%

___________________________________________________________________________________________________________________________

 (1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

 (2) The average shares outstanding method has been applied for per share information.

 (3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

As of May 31, 2006, Delaware Value Fund Class R had one share outstanding, representing the initial share purchase.
Shareholder data for this class is not disclosed because management does not believe it to be meaningful.


See accompanying notes


Notes to financial statements

Delaware Value Fund

May 31, 2006 (Unaudited)

Delaware Group Equity Funds II (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Value Fund and Delaware Value Fund. These financial statements and the related notes pertain to Delaware Value Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R)
Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $17,871 for the six months ended May 31, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

Notes to financial statements

Delaware Value Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.75% of average daily net assets of the Fund through March 31, 2007.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit distribution and service fees through March 31, 2007 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At May 31, 2006, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                               $165,476
Dividend disbursing, transfer agent, accounting
  and administration fees and other expenses
  payable to DSC                                                         36,832
Distribution fee payable to DDLP                                         61,684
Other expenses payable to DMC and affiliates*                            20,778

   * DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services, including internal legal services provided to the Fund by DMC employees. For the six months ended May 31, 2006, the Fund was charged $6,242 for internal legal services provided by DMC.

For the six months ended May 31, 2006, DDLP earned $16,469 for commissions on sales of the Fund's Class A shares. For the six months ended May 31, 2006, DDLP received gross contingent deferred sales charge commissions of $7, $5,723 and $982 on redemption of the Fund's Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2006, the Fund made purchases of $101,990,217 and sales of $33,405,020 of investment securities other short-term investments.

At May 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2006, the cost of investments was $330,129,736. At May 31, 2006, the net unrealized appreciation was $21,222,391, of which $25,325,058 related to unrealized appreciation of investments and $4,102,667 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2006 and the year ended November 30, 2005 was as follows:

                                                   Six Months           Year
                                                     Ended             Ended
                                                   5/31/06*           11/30/05
                                                  ___________        __________

Ordinary income                                    $4,729,325        $1,218,249
Long-term capital gain                                288,625         4,017,026
                                                  ___________        __________

Total                                              $5,017,950        $5,235,275
                                                  ___________        __________

   * Tax information for the six months ended May 31, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                                      $322,374,037
Undistributed net investment income                                   4,114,547
Undistributed long-term capital gains                                 5,698,805
Unrealized appreciation of investments                               21,222,391
                                                                   _____________

Net assets                                                         $353,409,780
                                                                   _____________

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income                                      $2,692
Accumulated net realized gain (loss)                                     (2,692)

5. Capital Shares

Transactions in capital shares were as follows:

                                             Six Months                 Year
                                               Ended                   Ended
                                              5/31/06                 11/30/05
Shares sold:
  Class A                                      4,242,467              8,921,855
  Class B                                        205,182                482,954
  Class C                                        685,724              1,538,055
  Class R                                              -                      1
  Institutional Class                          1,601,013              6,952,097
Shares issued upon reinvestment
  of dividends and distributions:
  Class A                                        154,799                 25,761
  Class B                                          5,392                  5,409
  Class C                                         16,180                  7,598
  Institutional Class                            253,653                443,363
                                               _________             __________

                                               7,164,410             18,377,093
                                               _________             __________
Shares repurchased:
  Class A                                       (712,244)              (427,192)
  Class B                                       (143,675)               (53,209)
  Class C                                       (143,480)               (42,318)
  Institutional Class                           (697,158)              (909,849)
                                               _________             __________

                                              (1,696,557)            (1,432,568)
                                               _________             __________

Net increase                                   5,467,853             16,944,525
                                               _________             __________

For the six months ended May 31, 2006 and the year ended November 30, 2005, 6,610 Class B shares were converted to 6,591 Class A shares valued at $78,331 and 6,517 Class B shares were converted to 6,489 Class A shares valued at $71,984, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of May 31, 2006, or at any time during the period.

7. Credit and Market Risk

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the six months ended May 31, 2006. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At May 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Other Fund information

Delaware Value Fund

Board Consideration of Delaware Value Fund Investment Advisory Agreement

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Value Fund (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Fund policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

Nature, extent and quality of service. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment advisor and management's efforts to strengthen and deepen portfolio management teams during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange investments between the same class of shares of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment performance. The Board considered the investment performance of DMC and the Fund. The Board was pleased with DMC's investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest performance is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three and five year periods ended January 31, 2006. The Board noted its objective that the Fund's performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board's view of such performance. The Performance Universe for the Fund consisted of the Fund and all retail and institutional large cap value funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one and five year periods was in the second quartile of such Performance Universe. The report further showed that the Fund's total return for the three year period was in the third quartile. The Board was satisfied with such performance.

Comparative expenses. The Board considered expense data for the Delaware Investments(R) Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Funds. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Fund and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board's view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Management profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationships with the Fund and the Delaware Investments Family of Funds required negotiation of reduction of fees.

Economies of scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Fund's management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fees were structured so that when the Fund grows, economies of scale may be shared.

About the organization

This semiannual report is for the information of Delaware Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Value Fund and the Delaware Investments(R)Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Jude T. Driscoll

Chairman
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett

Private Investor
Rosemont, PA

John A. Fry

President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr

Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth

Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven

Owner - ARL Associates,
Financial and Strategic Consultants
Washington, DC

Thomas F. Madison

President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans

Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher

Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

Michael P. Bishof

Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

David F. Connor

Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor

Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor

Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager

Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor

Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent

Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders

800 523-1918

For securities dealers and financial
institutions representatives only

800 362-7500

Web site

www.delawareinvestments.com


Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

Get shareholder reports and prospectuses online instead of in the mail.

> Visit www.delawareinvestments.com/edelivery

Simplify your life.

Manage your investments online!

Get Account Access, the Delaware Investments(R) secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

   o Hassle-free investing - Make online purchases and redemptions at any time.

   o Simplified tax processing - Automatically retrieve your Delaware Investments accounts' 1099 information and import it directly into your 1040 tax return. Available only with Turbo Tax(R)Online(SM)and Desktop software - www.turbotax.com.

   o Less mail clutter - Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Visit www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our shareholder service center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.




[DELAWARE LOGO]


(568)                                                         Printed in the USA
SA-456[5/06]7/06                                        SEMI-0606 Value  PO11114

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.


     There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.


    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.


    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.


     Not applicable.


(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Equity Funds II


Patrick P. Coyne
______________________________
By:    Patrick P. Coyne
Title: President and Chief Executive Officer
Date:  August 3, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Patrick P. Coyne
______________________________
By:    Patrick P. Coyne
Title: President and Chief Executive Officer
Date:  August 3, 2006



Michael P. Bishof
______________________________
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  August 3, 2006